Deferred Revenue - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Advances From Customers
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	$ 17,749	$ 79,718
PRC Government for Stockpiling of H5N1 and Hepatitis A Vaccines
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	$ 206	$ 223